Trade and other receivables	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Trade and other receivables
14.	Trade and other receivables

Million US dollar	30 June 2024	31 December 2023

Cash deposits for guarantees	149	164
Loans to customers	5	2
Tax receivable, other than income tax	130	154
Brazilian tax credits and interest receivables	1 218	1 341
Trade and other receivables	184	280
Non-current trade and other receivables	1 687	1 941

Trade receivables and accrued income	4 916	4 347
Interest receivables	30	45
Tax receivable, other than income tax	415	479
Loans to customers	99	70
Prepaid expenses	634	474
Other receivables	611	609
Current trade and other receivables	6 705	6 024
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 30 June 2024, the total amount of such credits and interest receivables represented 1 218m US dollar (31 December 2023: 1 341m US dollar).

The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2024 and 31 December 2023 respectively:

		Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
	Net carrying amount as of 30 June 2024		Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
.
Trade receivables and accrued income	4 916	4 513	292	61	33	18
Loans to customers	104	89	1	1	13	-
Interest receivables	30	30	-	-	-	-
Other receivables	611	564	24	7	14	1
	5 662	5 196	317	70	60	19

	Net carrying amount as of 31 December 2023	Of which: neither	Of which not impaired as of the reporting date and past due
		impaired nor past due on the reporting date	Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
.
Trade receivables and accrued income	4 347	4 118	162	43	18	6
Loans to customers	72	51	9	12	-	-
Interest receivables	45	45	-	-	-	-
Other receivables	609	580	9	7	11	2
	5 073	4 794	180	62	29	8
The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the six-month
period ended 30 June 2024 amount to 39m US dollar (30 June 2023: 27m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 19
Risks arising from financial instruments
.